FRANKLIN TEMPLETON AGGRESSIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.4%
DOMESTIC EQUITY - 70.3%
American Funds Insurance Series - Growth Fund, Class 1A		459,684	$39,569,605
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		854,350	19,940,529
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		578,482	19,870,858
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		280,332	41,870,386
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio,
Class I Shares		539,658	29,476,112	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,752,373	29,433,030
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		1,221,500	14,402,334	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		1,507,101	14,775,616
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		1,663,788	39,365,723
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		763,581	24,633,126
MFS® Research Series, Initial Class		693,281	19,703,058
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		1,328,697	31,835,589
Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio, Initial Class		456,219	23,664,060

TOTAL DOMESTIC EQUITY			348,540,026

FOREIGN EQUITY - 16.7%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares		420,813	18,515,798
Invesco Variable Insurance Funds - Invesco V.I. International Growth Fund, Class I Shares		731,579	22,166,844
MainStay VP Funds Trust - MainStay VP MacKay International Equity Portfolio, Initial Class		1,838,691	17,340,326
Variable Insurance Products Fund - VIP Emerging Markets Portfolio, Initial Class		2,482,256	24,623,976

TOTAL FOREIGN EQUITY			82,646,944

DOMESTIC FIXED INCOME - 12.4%
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional
Premium Shares		6,253,792	61,662,390

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $519,190,299)			492,849,360

RATE
SHORT-TERM INVESTMENTS - 0.5%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $2,349,512)	5.228%	2,349,512	2,349,512	(c)

TOTAL INVESTMENTS - 99.9% (Cost - $521,539,811)			495,198,872
Other Assets in Excess of Liabilities - 0.1%			378,252

TOTAL NET ASSETS - 100.0%			$495,577,124

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2023 Quarterly Report	1

FRANKLIN TEMPLETON MODERATELY AGGRESSIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.5%
DOMESTIC EQUITY - 55.9%
American Funds Insurance Series - Growth Fund, Class 1A	1,085,145	$93,409,249
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares	1,290,827	30,127,895
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class	983,219	33,773,565
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares	971,608	145,119,399
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares	1,562,637	85,351,246	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	3,530,182	59,293,293
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class	3,690,677	43,515,668	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class	3,035,949	29,764,443
MainStay VP Wellington U.S. Equity Portfolio, Initial Class	3,142,254	74,346,674
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class	1,845,795	59,545,341
MFS® Research Series, Initial Class	1,832,861	52,089,915
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class	2,934,049	70,299,817
Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio, Initial Class	1,160,865	60,214,046

TOTAL DOMESTIC EQUITY		836,850,551

DOMESTIC FIXED INCOME - 26.9%
American Funds Insurance Series - The Bond Fund of America, Class 1A	4,881,955	44,669,886
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund, Class I Shares	3,425,484	22,334,158
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	15,172,047	149,596,380
Legg Mason Partners Variable Income Trust - Western Asset Core Plus VIT Portfolio,
Class I Shares	10,971,814	52,225,833	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class	3,129,576	37,307,056
MainStay VP PIMCO Real Return Portfolio, Initial Class	3,661,767	29,859,877
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class	7,735,671	67,068,273

TOTAL DOMESTIC FIXED INCOME		403,061,463

FOREIGN EQUITY - 13.5%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares	1,695,603	74,606,552
Invesco Variable Insurance Funds - Invesco V.I. International Growth Fund, Class I Shares	1,719,512	52,101,212
MainStay VP Funds Trust - MainStay VP MacKay International Equity Portfolio, Initial Class	3,175,167	29,944,365
Variable Insurance Products Fund - VIP Emerging Markets Portfolio, Initial Class	4,500,590	44,645,849

TOTAL FOREIGN EQUITY		201,297,978

FOREIGN FIXED INCOME - 3.2%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1	2,557,307	18,566,050
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	3,186,473	29,761,656

TOTAL FOREIGN FIXED INCOME		48,327,706

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,588,769,002)		1,489,537,698

See Notes to Schedules of Investments.

2	Franklin Templeton Model Portfolio Funds 2023 Quarterly Report

FRANKLIN TEMPLETON MODERATELY AGGRESSIVE MODEL PORTFOLIO

Schedules of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.3%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $5,145,199)	5.228%	5,145,199	$5,145,199	(c)

TOTAL INVESTMENTS - 99.8% (Cost - $1,593,914,201)			1,494,682,897
Other Assets in Excess of Liabilities - 0.2%			2,927,314

TOTAL NET ASSETS - 100.0%			$1,497,610,211

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2023 Quarterly Report	3

FRANKLIN TEMPLETON MODERATE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.8%
DOMESTIC FIXED INCOME - 43.4%
American Funds Insurance Series - The Bond Fund of America, Class 1A	12,720,149	$116,389,368
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund, Class I Shares	3,661,677	23,874,133
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	15,204,288	149,914,276
Legg Mason Partners Variable Income Trust - Western Asset Core Plus VIT Portfolio, Class I Shares	13,823,018	65,797,564	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class	3,010,722	35,890,211
MainStay VP MacKay Convertible Portfolio, Initial Class	1,675,706	23,911,659
MainStay VP PIMCO Real Return Portfolio, Initial Class	3,669,665	29,924,281
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class	8,613,704	74,680,816

TOTAL DOMESTIC FIXED INCOME		520,382,308

DOMESTIC EQUITY - 41.2%
American Funds Insurance Series - Growth Fund, Class 1A	558,770	48,098,935
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares	1,038,627	24,241,545
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class	527,353	18,114,562
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares	681,527	101,792,941
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares	983,932	53,742,383	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	1,419,984	23,850,188
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class	2,969,744	35,015,361	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class	1,831,819	17,959,153
MainStay VP Wellington U.S. Equity Portfolio, Initial Class	2,022,443	47,851,616
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class	1,113,840	35,932,475
MFS® Research Series, Initial Class	1,053,315	29,935,219
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class	1,366,815	32,748,892
Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio, Initial Class	466,976	24,222,025

TOTAL DOMESTIC EQUITY		493,505,295

FOREIGN EQUITY - 11.2%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares	1,023,136	45,017,987
Invesco Variable Insurance Funds - Invesco V.I. International Growth Fund, Class I Shares	1,185,820	35,930,359
MainStay VP Funds Trust - MainStay VP MacKay International Equity Portfolio, Initial Class	2,554,501	24,090,985
Variable Insurance Products Fund - VIP Emerging Markets Portfolio, Initial Class	3,017,708	29,935,660

TOTAL FOREIGN EQUITY		134,974,991

FOREIGN FIXED INCOME - 4.0%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1	2,459,531	17,856,198
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	3,193,689	29,829,057

TOTAL FOREIGN FIXED INCOME		47,685,255

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,288,555,170)		1,196,547,849

See Notes to Schedules of Investments.

4	Franklin Templeton Model Portfolio Funds 2023 Quarterly Report

FRANKLIN TEMPLETON MODERATE MODEL PORTFOLIO

Schedules of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.3%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $3,460,531)	5.228%	3,460,531	$3,460,531	(c)

TOTAL INVESTMENTS - 100.1% (Cost - $1,292,015,701)			1,200,008,380
Liabilities in Excess of Other Assets - (0.1)%			(963,294)

TOTAL NET ASSETS - 100.0%			$1,199,045,086

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2023 Quarterly Report	5

FRANKLIN TEMPLETON MODERATELY CONSERVATIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.1%
DOMESTIC FIXED INCOME - 54.6%
American Funds Insurance Series - The Bond Fund of America, Class 1A	4,844,512	$44,327,288
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund, Class I Shares	1,854,028	12,088,262
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	5,132,799	50,609,399
Legg Mason Partners Variable Income Trust - Western Asset Core Plus VIT Portfolio, Class I Shares	5,938,386	28,266,717	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class	2,371,345	28,268,326
MainStay VP MacKay Convertible Portfolio, Initial Class	565,484	8,069,229
MainStay VP PIMCO Real Return Portfolio, Initial Class	2,477,620	20,203,755
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class	3,256,755	28,236,061

TOTAL DOMESTIC FIXED INCOME		220,069,037

DOMESTIC EQUITY - 28.7%
American Funds Insurance Series - Growth Fund, Class 1A	94,290	8,116,521
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class	148,231	5,091,719
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares	202,984	30,317,659
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares	239,895	13,103,079	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	479,484	8,053,466
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class	1,002,584	11,821,163	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class	515,426	5,053,242
MainStay VP Wellington U.S. Equity Portfolio, Initial Class	341,450	8,078,803
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class	281,982	9,096,728
MFS® Research Series, Initial Class	284,397	8,082,557
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class	377,409	9,042,721

TOTAL DOMESTIC EQUITY		115,857,658

FOREIGN EQUITY - 8.8%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares	437,388	19,245,075
Invesco Variable Insurance Funds - Invesco V.I. International Growth Fund, Class I Shares	266,767	8,083,048
Variable Insurance Products Fund - VIP Emerging Markets Portfolio, Initial Class	814,819	8,083,007

TOTAL FOREIGN EQUITY		35,411,130

FOREIGN FIXED INCOME - 8.0%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1	1,107,353	8,039,381
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	2,587,084	24,163,364

TOTAL FOREIGN FIXED INCOME		32,202,745

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $440,778,624)		403,540,570

See Notes to Schedules of Investments.

6	Franklin Templeton Model Portfolio Funds 2023 Quarterly Report

FRANKLIN TEMPLETON MODERATELY CONSERVATIVE MODEL PORTFOLIO

Schedules of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.2%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $1,027,577)	5.228%	1,027,577	$1,027,577	(c)

TOTAL INVESTMENTS - 100.3% (Cost - $441,806,201)			404,568,147
Liabilities in Excess of Other Assets - (0.3)%			(1,325,843)

TOTAL NET ASSETS - 100.0%			$403,242,304

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2023 Quarterly Report	7

FRANKLIN TEMPLETON CONSERVATIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.0%
DOMESTIC FIXED INCOME - 68.8%
American Funds Insurance Series - The Bond Fund of America, Class 1A		1,802,052	$16,488,780
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund, Class I Shares		963,003	6,278,779
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		2,319,905	22,874,259
Legg Mason Partners Variable Income Trust - Western Asset Core Plus VIT Portfolio, Class I Shares		2,314,311	11,016,122	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,782,197	21,245,216
MainStay VP MacKay Convertible Portfolio, Initial Class		220,268	3,143,133
MainStay VP PIMCO Real Return Portfolio, Initial Class		1,641,415	13,384,918
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class		1,722,177	14,931,271

TOTAL DOMESTIC FIXED INCOME			109,362,478

DOMESTIC EQUITY - 15.4%
American Funds Insurance Series - Growth Fund, Class 1A		36,728	3,161,541
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		46,158	1,585,526
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		79,101	11,814,505
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		186,791	3,137,365
MainStay VP Small Cap Growth Portfolio, Initial Class		160,618	1,574,696
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		130,718	3,132,014

TOTAL DOMESTIC EQUITY			24,405,647

FOREIGN FIXED INCOME - 12.8%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		431,739	3,134,427
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,848,535	17,265,316

TOTAL FOREIGN FIXED INCOME			20,399,743

FOREIGN EQUITY - 2.0%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares		71,713	3,155,367

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $176,150,349)			157,323,235

RATE
SHORT-TERM INVESTMENTS - 1.0%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $1,485,969)	5.228%	1,485,969	1,485,969	(b)

TOTAL INVESTMENTS - 100.0% (Cost - $177,636,318)			158,809,204
Other Assets in Excess of Liabilities - 0.0%††			63,606

TOTAL NET ASSETS - 100.0%			$158,872,810

††	Represents less than 0.1%.

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

8	Franklin Templeton Model Portfolio Funds 2023 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Templeton Aggressive Model Portfolio (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (“Conservative Model Portfolio”) (collectively, the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.

The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

9

Notes to Schedules of Investments (unaudited) (continued)

proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Aggressive Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$210,993,718	$137,546,308	—	$348,540,026
Other Investments in Underlying Funds	144,309,334	—	—	144,309,334

Total Long-Term Investments	355,303,052	137,546,308	—	492,849,360

Short-Term Investments†	2,349,512	—	—	2,349,512

Total Investments	$357,652,564	$137,546,308	—	$495,198,872

†	See Schedule of Investments for additional detailed categorizations.

Moderately Aggressive Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$536,521,224	$300,329,327	—	$836,850,551
Domestic Fixed Income	335,894,530	67,166,933	—	403,061,463
Other Investments in Underlying Funds	249,625,684	—	—	249,625,684

Total Long-Term Investments	1,122,041,438	367,496,260	—	1,489,537,698

Short-Term Investments†	5,145,199	—	—	5,145,199

Total Investments	$1,127,186,637	$367,496,260	—	$1,494,682,897

†	See Schedule of Investments for additional detailed categorizations.

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Notes to Schedules of Investments (unaudited) (continued)

Moderate Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$320,730,043	$172,775,253	—	$493,505,296
Domestic Fixed Income	430,656,156	89,726,151	—	520,382,307
Other Investments in Underlying Funds	182,660,246	—	—	182,660,246

Total Long-Term Investments	934,046,445	262,501,404	—	1,196,547,849

Short-Term Investments†	3,460,531	—	—	3,460,531

Total Investments	$937,506,976	$262,501,404	—	$1,200,008,380

†	See Schedule of Investments for additional detailed categorizations.

Moderately Conservative Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$74,734,463	$41,123,195	—	$115,857,658
Domestic Fixed Income	163,527,727	56,541,310	—	220,069,037
Other Investments in Underlying Funds	67,613,875	—	—	67,613,875

Total Long-Term Investments	305,876,065	97,664,505	—	403,540,570

Short-Term Investments†	1,027,577	—	—	1,027,577

Total Investments	$306,903,642	$97,664,505	—	$404,568,147

†	See Schedule of Investments for additional detailed categorizations.

Conservative Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$16,532,045	$7,873,602	—	$24,405,647
Domestic Fixed Income	71,589,211	37,773,267	—	109,362,478
Other Investments in Underlying Funds	23,555,110	—	—	23,555,110

Total Long-Term Investments	111,676,366	45,646,869	—	157,323,235

Short-Term Investments†	1,485,969	—	—	1,485,969

Total Investments	$113,162,335	$45,646,869	—	$158,809,204

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2023. The following transactions

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Notes to Schedules of Investments (unaudited) (continued)

were effected in such Underlying Funds for the period ended September 30, 2023.

Aggressive Model Portfolio	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$22,065,907	$5,406,315	100,885	—	—	—	$4,281	$167,034	$2,003,890	$29,476,112

Moderately Aggressive Model Portfolio	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$69,165,103	$10,093,511	187,312	—	—	—	$12,583	$490,928	$6,092,632	$85,351,246
Western Asset Core Plus VIT Portfolio, Class I Shares	36,252,748	17,650,000	3,547,135	$460,000	96,638	$(46,539)	—	—	(1,170,376)	52,225,833

	$105,417,851	$27,743,511		$460,000		$(46,539)	$12,583	$490,928	$4,922,256	$137,577,079

Moderate Model Portfolio	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$45,447,191	$4,373,551	82,490	$130,000	2,260	$(11,142)	$8,211	$320,340	$4,062,783	$53,742,383
Western Asset Core Plus VIT Portfolio, Class I Shares	49,757,563	17,740,000	3,574,452	355,000	74,580	(34,307)	—	—	(1,310,692)	65,797,564

	$95,204,754	$22,113,551		$485,000		$(45,449)	$8,211	$320,340	$2,752,091)	$119,539,947

Moderately Conservative Model Portfolio	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$11,200,877	$1,464,209	27,556	$590,000	10,387	$(41,612)	$2,104	$82,105	$1,069,605	$13,103,079
Western Asset Core Plus VIT Portfolio, Class I Shares	21,777,870	7,070,000	1,420,156	—	—	—	—	—	(581,153)	28,266,717

	$32,978,747	$8,534,209		$590,000		$(41,612)	$2,104	$82,105	$488,452)	$41,369,796

Conservative Model Portfolio	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Core Plus VIT Portfolio, Class I Shares	$9,618,015	$1,820,000	366,061	$235,000	47,189	$(8,965)	—	—	$(177,928)	$11,016,122

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